Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current tax expense:
Federal	$ 6,593	$ 7,126
State	1,726	1,093
Total	8,319	8,219
Deferred tax expense	58	4,170
Income tax expense	8,377	12,389
Deferred tax assets:
Allowance for loan losses	4,611	4,102
Supplemental Executive Retirement Plan (SERP)	1,321	1,216
OREO writedowns	1,191	1,359
Nonaccrued interest	296	686
Non-qualified stock options	39	26
Write-down on partnership investment	132	120
Unrealized loss	197	50
Accrued bonus	0	3
Deferred tax assets	7,787	7,562
Valuation allowance	(132)	(120)
Deferred tax liabilities:
Depreciation	(54)	(173)
Partnership income	(28)	(19)
Deferred loan costs	(1,062)	(830)
Net deferred tax asset	6,511	6,420
Reconciliation of effective income tax rate with statutory federal rate [Abstract]
At Federal statutory rate	7,017	8,480
Adjustments resulting from:
State income taxes, net of Federal tax benefit	1,530	852
Non-controlling interest	(45)	11
Tax exempt income	(12)	(34)
BOLI	(129)	(228)
Stock compensation	(3)	(18)
Nondeductible expenses	0	3
Tax credit	0	0
Increase in valuation reserve	0	0
Impact of Federal Tax Reform	0	3,204
Other	19	119
Income tax expense	$ 8,377	$ 12,389